EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 02, 2015
Class of Stock [Line Items]
Amount Of Remaining Shares To Be Issue Under Financing Arrangement	$ 14,506
Conversion of Stock, Shares Converted	13,333,332
Preferred Stock, Shares Authorized				7,779
Subsequent Event [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized				13,335
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Stock Dividend	1,172,911		413,860
Stock Issued During Period, Shares, New Issues		30,041,120
Stock Issued During Period, Value, New Issues	$ 2,819
Conversion of Stock, Shares Issued	18,310,900
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	30,000,000
Commitment fee [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	493,436
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	38,445,801
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	549
Series D Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Converted	400
Series D Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Stock Dividend	306,693
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	3,278
Stock Issued During Period, Value, New Issues	$ 2,950
Conversion of Stock, Shares Converted	500
Preferred Stock, Shares Authorized	7,779
Share Price	$ 0.08
Series E Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	444
Stock Issued During Period, Value, New Issues	$ 360
Preferred Stock, Shares Authorized	13,335
Share Price	$ 0.05
Series E Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Stock Dividend	2,375,204
Conversion of Stock, Shares Issued	6,250,000